UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • March 29, 2018¤ (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (68.9%)
	Basic Materials (0.5%)
$125	EI du Pont de Nemours & Co.	2.20%		05/01/20	$123,309

	Communications (7.8%)
400	AT&T, Inc.	2.45		06/30/20	395,622
225	Baidu, Inc. (China)	3.25		08/06/18	225,393
200	CBS Corp.	2.30		08/15/19	198,443
150	Deutsche Telekom International Finance BV (Germany) (a)	2.225		01/17/20	148,045
125	Discovery Communications LLC	2.20		09/20/19	123,766
225	Orange SA (France)	2.75		02/06/19	224,965
175	Scripps Networks Interactive, Inc.	2.75		11/15/19	173,832
175	Time Warner Cable LLC	6.75		07/01/18	176,660
230	Verizon Communications, Inc.	2.946		03/15/22	226,342
					1,893,068
	Consumer Discretionary (0.7%)
175	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	174,344

	Consumer, Cyclical (5.2%)
90	Alimentation Couche-Tard, Inc. (Canada) (a)	2.35		12/13/19	88,983
175	CVS Health Corp.	2.125		06/01/21	169,196
100	Delta Air Lines, Inc.	2.875		03/13/20	99,395
70	DR Horton, Inc.	2.55		12/01/20	68,978
200	Ford Motor Credit Co., LLC	2.681		01/09/20	198,402
125	General Motors Co., 3 Month USD LIBOR + 0.80%	2.594	(b)	08/07/20	125,161
50	Hyundai Capital America (a)	2.55		04/03/20	49,246
100	Hyundai Capital America (Korea, Republic of) (a)	2.60		03/19/20	98,646
175	Southwest Airlines Co.	2.75		11/06/19	174,749
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	197,342
					1,270,098
	Consumer, Non-Cyclical (15.4%)
88	Abbott Laboratories	2.35		11/22/19	87,276
175	AbbVie, Inc.	2.50		05/14/20	172,824
280	Allergan Funding SCS	3.00		03/12/20	278,687
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65		02/01/21	198,568
150	BAT International Finance PLC (United Kingdom) (a)	2.75		06/15/20	148,798
175	Baxalta, Inc.	2.875		06/23/20	173,862
200	Bayer US Finance LLC (a)	2.375		10/08/19	198,314
100	Becton Dickinson and Co.	2.675		12/15/19	99,463
175	Biogen, Inc.	2.90		09/15/20	174,034
50	Cardinal Health, Inc.	1.948		06/14/19	49,472
175	Celgene Corp.	2.875		08/15/20	174,406
200	Danone SA (France) (a)	1.691		10/30/19	196,054
175	EMD Finance LLC (Germany) (a)	2.40		03/19/20	173,178
175	Gilead Sciences, Inc.	2.55		09/01/20	173,648
75	JM Smucker Co. (The)	2.50		03/15/20	74,225
150	Kroger Co. (The)	2.30		01/15/19	149,644
50	Mead Johnson Nutrition Co.	3.00		11/15/20	49,825
175	Medtronic, Inc.	2.50		03/15/20	174,093
150	Molson Coors Brewing Co.	1.45		07/15/19	147,277
175	Reynolds American, Inc.	2.30		06/12/18	174,919
300	Synchrony Financial	3.00		08/15/19	299,195
250	Tyson Foods, Inc.	2.65		08/15/19	248,667
150	UnitedHealth Group, Inc.	2.70		07/15/20	149,384
					3,765,813

	Energy (2.7%)
100	BP Capital Markets PLC (United Kingdom)	2.315	02/13/20	98,936
175	Energy Transfer Partners LP	2.50	06/15/18	175,040
125	Enterprise Products Operating LLC	2.55	10/15/19	124,268
200	Kinder Morgan, Inc.	3.05	12/01/19	199,563
60	Schlumberger Finance Canada Ltd. (Canada) (a)	2.20	11/20/20	59,215
				657,022
	Finance (26.4%)
150	Air Lease Corp.	2.125	01/15/20	147,411
250	American Express Co.	2.20	10/30/20	243,955
280	Bank of America Corp., MTN	2.625	10/19/20	278,169
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	258,816
275	BPCE SA, MTN (France)	2.25	01/27/20	271,255
130	Capital One Financial Corp.	2.40	10/30/20	127,505
300	Citigroup, Inc.	2.45	01/10/20	297,340
200	Danske Bank A/S (Denmark) (a)	1.65	09/06/19	197,098
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	223,878
100	Deutsche Bank AG (Germany)	2.70	07/13/20	97,934
100	Digital Realty Trust LP	2.75	02/01/23	96,118
200	DNB Bank ASA (Norway) (a)	2.125	10/02/20	195,768
175	ERP Operating LP	2.375	07/01/19	174,222
175	Goldman Sachs Group, Inc. (The)	2.35	11/15/21	168,886
125	Goldman Sachs Group, Inc. (The)	2.625	04/25/21	122,517
220	HSBC USA, Inc.	2.25	06/23/19	218,430
100	Jackson National Life Global Funding (a)	1.875	10/15/18	99,593
100	Jackson National Life Global Funding (a)	2.20	01/30/20	98,883
50	JPMorgan Chase & Co., MTN	2.295	08/15/21	48,638
250	JPMorgan Chase Bank NA	2.604	02/01/21	248,707
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	199,413
200	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	198,953
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	200,194
175	Metropolitan Life Global Funding I (a)(c)	2.00	04/14/20	171,638
150	Metropolitan Life Global Funding I (a)(c)	2.05	06/12/20	147,209
250	National Bank of Canada (Canada)	2.15	06/12/20	245,884
250	Principal Life Global Funding II (a)	2.15	01/10/20	245,538
150	Protective Life Global Funding (a)	1.722	04/15/19	148,476
150	Protective Life Global Funding (a)	2.70	11/25/20	148,628
109	Santander Holdings USA, Inc.	2.70	05/24/19	108,763
250	Skandinaviska Enskilda Banken AB (Sweden)	2.30	03/11/20	246,565
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	259,357
90	Suncorp-Metway Ltd. (Australia) (a)	2.375	11/09/20	88,153
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	2.70	09/17/19	199,116
250	Wells Fargo & Co.	2.60	07/22/20	247,696
				6,470,706
	Industrials (2.8%)
50	Harris Corp.	2.70	04/27/20	49,585
75	Lockheed Martin Corp.	2.50	11/23/20	74,361
125	Northrop Grumman Corp.	2.55	10/15/22	121,266
150	Rockwell Collins, Inc.	1.95	07/15/19	148,416
50	Ryder System, Inc., MTN	2.65	03/02/20	49,641
250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15	05/27/20	245,983
				689,252
	Technology (2.6%)
125	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.20	01/15/21	121,470
100	Hewlett Packard Enterprise Co. (a)	2.10	10/04/19	98,718
125	Lam Research Corp.	2.80	06/15/21	123,446
300	TSMC Global Ltd. (Taiwan) (a)	1.625	04/03/18	300,000
				643,634

	Utilities (4.8%)
50	Berkshire Hathaway Energy Co. (a)	2.375		01/15/21	49,192
275	Dominion Energy Gas Holdings LLC	2.50		12/15/19	272,598
75	DTE Energy Co.	1.50		10/01/19	73,314
100	Duke Energy Corp.	1.80		09/01/21	95,263
70	Eversource Energy	2.50		03/15/21	68,981
200	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	200,411
175	Sempra Energy	2.40		03/15/20	172,797
250	Southern Co. (The)	2.15		09/01/19	246,923
					1,179,479
	Total Corporate Bonds (Cost $17,050,673)				16,866,725

	Asset-Backed Securities (25.0%)
105	Ally Auto Receivables Trust	1.75		12/15/21	103,661
100	AMSR Trust, 1 Month USD LIBOR + 1.40% (a)	3.208	(b)	11/17/33	100,503
31	AVANT Loans Funding Trust (a)	7.80		09/15/20	31,039
100	Bayview Koitere Fund Trust (a)	3.623		03/28/33	100,000
	Bayview Opportunity Master Fund IIIa Trust
41	(a)	3.105		09/28/32	40,684
79	(a)	3.352		11/28/32	78,924
84	Bayview Opportunity Master Fund IVb Trust (a)	3.50	(b)	01/28/55	84,903
37	CAM Mortgage Trust (a)	3.25		06/15/57	37,445
	CLUB Credit Trust
9	(a)	2.39		04/17/23	9,227
68	(a)	2.42		09/15/23	67,454
100	(a)	3.67		05/15/24	99,997
6	Conn Funding II LP (a)	2.73		07/15/19	6,400
100	Consumer Loan Underlying Bond Credit Trust (a)	3.50		01/16/24	99,821
250	Evergreen Credit Card Trust (Canada) (a)	2.95		03/15/23(d)	249,973
100	Finance of America Structured Securities Trust (a)	3.624	(b)	11/25/27	99,902
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	379,704
90	Foundation Finance Trust (a)	3.30		07/15/33	88,985
	GCAT LLC
42	(a)	3.228		05/25/22	41,545
53	(a)	3.352		04/25/47	52,478
135	Golden Credit Card Trust (Canada) (a)	1.98		04/15/22	132,900
105	Hyundai Auto Receivables Trust	1.77		01/18/22	103,387
206	Invitation Homes Trust, 1 Month USD LIBOR + 2.75% (a)	4.50	(b)	08/17/32	206,970
100	Mariner Finance Issuance Trust (a)	3.62		02/20/29	100,478
41	Marlette Funding Trust (a)	2.827		03/15/24	40,613
96	MFA Trust (a)	3.352		11/25/47	95,957
	Nationstar HECM Loan Trust
100	(a)	2.815	(b)	09/25/27	100,000
100	(a)	2.942		05/25/27	99,290
90	New Residential Mortgage Loan Trust (a)	4.00	(b)	08/27/57	91,853
50	Nissan Auto Lease Trust	1.91		04/15/20	49,558
115	Nissan Auto Receivables Owner Trust	1.75		10/15/21	113,235
108	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	2.545	(b)	07/25/25	108,631
	NRZ Excess Spread-Collateralized Notes
94	(a)	4.374		01/25/23	93,763
96	(a)	4.593		02/25/23	96,043
95	Oak Hill Advisors Residential Loan Trust (a)	3.00		07/25/57	94,582
	Ocwen Master Advance Receivables Trust
100	(a)	2.499		09/15/48	100,022
100	(a)	2.722		08/16/49	98,470
28	Option One Mortgage Loan Trust Asset-Backed Certificates, 1 Month USD LIBOR + 0.50%	2.322	(b)	08/20/30	27,529
30	OSCAR US Funding Trust VII LLC (Japan) (a)	2.13		11/10/20	29,873
23	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	2.645	(b)	07/01/24	23,482

	PFS Financing Corp.
100	(a)	2.57		07/15/22	98,490
100	(a)	2.74		10/17/22	98,623
100	(a)	2.89		02/15/23	99,556
	Prosper Marketplace Issuance Trust
100	(a)	3.36		11/15/23	99,369
100	(a)	3.90		06/17/24	99,996
127	RCO Mortgage LLC (a)	3.375		08/25/22	126,904
79	Skopos Auto Receivables Trust (a)	5.43		12/15/23	78,878
100	Sofi Consumer Loan Program Trust (a)	3.14		02/25/27	99,519
100	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes (a)	2.53		11/16/48	99,906
58	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	57,747
78	Sunset Mortgage Loan Co., LLC (a)	3.50		06/15/47	77,588
83	TLF National Tax Lien Trust (a)	3.09		12/15/29	82,814
	Towd Point Mortgage Trust
89	(a)	2.472	(b)	02/25/57	89,580
82	(a)	2.75	(b)	04/25/57	81,671
94	U.S. Residential Opportunity Fund IV Trust (a)	3.352		11/27/37	94,340
100	Vantage Data Centers Issuer LLC (a)	4.072		02/16/43	100,948
71	Velocity Commercial Capital Loan Trust, 1 Month USD LIBOR + 1.80%	3.672	(b)	10/25/46	71,758
	Verizon Owner Trust
110	(a)	1.68		05/20/21	108,783
105	(a)	2.06		09/20/21	103,993
30	VOLT LIV LLC (a)	3.50		02/25/47	29,965
60	VOLT LIX LLC (a)	3.25		05/25/47	59,626
72	VOLT LV LLC (a)	3.50		03/25/47	71,557
77	VOLT LVI LLC (a)	3.50		03/25/47	77,490
62	VOLT LX LLC (a)	3.25		06/25/47	62,198
62	VOLT LXI LLC (a)	3.125		06/25/47	61,702
89	VOLT LXII LLC (a)	3.125		09/25/47	88,304
100	VOLT LXIII LLC (a)	3.00		10/25/47	99,248
91	VOLT LXIV LLC (a)	3.375		10/25/47	91,043
7	VOLT NPL X LLC (a)	4.75		10/26/54	7,276
22	VOLT XL LLC (a)	4.375		11/27/45	22,078
101	VOLT XXV LLC (a)	3.50		06/26/45	101,249
	Total Asset-Backed Securities (Cost $6,139,844)				6,121,480

	Mortgages - Other (4.5%)
54	CHL Mortgage Pass-Through Trust	5.50		05/25/34	55,430
89	CIM Trust (a)	3.00	(b)	04/25/57	88,912
	Federal Home Loan Mortgage Corporation
240		2.422	(b)	04/25/30	239,749
17	1 Month USD LIBOR + 0.90%	2.772	(b)	10/25/27	17,106
6	1 Month USD LIBOR + 1.75%	3.622	(b)	09/25/28	5,554
	Federal National Mortgage Association
98	1 Month USD LIBOR + 1.30%	3.172	(b)	05/25/29–07/25/29	99,394
23	1 Month USD LIBOR + 2.20%	4.072	(b)	10/25/28	23,177
92	Galton Funding Mortgage Trust (a)	3.50	(b)	11/25/57	92,490
51	JP Morgan Mortgage Trust	3.816	(b)	07/25/35	50,913
96	Merrill Lynch Mortgage Investors Trust	3.33	(b)	12/25/34	97,121
229	New Residential Mortgage Loan Trust (a)	3.75	(b)	11/26/35- 08/25/55	232,967
95	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.442	(b)	08/20/34	92,421
	Total Mortgages - Other (Cost $1,097,436)				1,095,234

	Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
92	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	103,985
253	Government National Mortgage Association, IO PAC, 6.15% - 1 Month USD LIBOR	4.328	(b)	10/20/41	17,743
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $110,360)				121,728

	Commercial Mortgage-Backed Security (0.4%)
100	Hudsons Bay Simon JV Trust, 1 Month USD LIBOR + 1.58% (a) (Cost $100,000)	3.266	(b)	08/05/34	100,339

	Agency Fixed Rate Mortgages (0.3%)
	Federal National Mortgage Association,
	Conventional Pools:
49		6.50		01/01/32	53,847
21		7.00		12/01/31–06/01/32	21,027
	Total Agency Fixed Rate Mortgages (Cost $72,027)				74,874

	Short-Term Investments (1.3%)
	U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (e)(f) (Cost $50,676)	1.80		08/09/18	50,667

NUMBER OF SHARES (000)
	Investment Company (1.1%)
278	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $277,948)				277,948
	Total Short-Term Investments (Cost $328,624)				328,615

	Total Investments (Cost $24,898,964) (h)(i)(j)			100.9%	24,708,995
	Liabilities in Excess of Other Assets			(0.9)	(223,771)
	Net Assets			100.0%	$24,485,224

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

For the three months ended March 29, 2018, there were no transactions in Metropolitan Life Global Funding I, Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(d)	When-issued security.
(e)	Rate shown is the yield to maturity at March 29, 2018.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by $248 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of when-issued securities and open futures contracts.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(j)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $56,637 and the aggregate gross unrealized depreciation is $223,739, resulting in net unrealized depreciation of $167,102.

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 5 yr. Note	39	Jun-18	3,900	$4,463,977	$23,554
U.S. Treasury 2 yr. Note	11	Jun-18	2,200	2,338,703	1,344
Short:
U.S. Treasury 10 yr. Ultra Long Bond	1	Jun-18	(100)	(129,860)	(2,031)
					$22,867

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • March 29, 2018¤ (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.9%)
	Basic Materials (4.1%)
$225	BHP Billiton Finance USA Ltd. (Australia)	5.00%	09/30/43	$260,512
190	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	180,975
225	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	214,236
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	195,664
450	International Paper Co.	3.00	02/15/27	416,980
300	LyondellBasell Industries N.V.	4.625	02/26/55	294,187
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	482,072
470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	474,700
575	Sherwin-Williams Co. (The)	2.75	06/01/22	560,580
315	Southern Copper Corp. (Mexico)	7.50	07/27/35	409,091
220	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	259,864
				3,748,861
	Communications (12.7%)
225	21st Century Fox America, Inc.	4.75	09/15/44	243,415
700	Alibaba Group Holding Ltd. (China)	2.50	11/28/19	695,338
275	Alibaba Group Holding Ltd. (China)	2.80	06/06/23	266,104
300	Amazon.com, Inc. (a)	4.25	08/22/57	300,643
325	AT&T, Inc.	4.25	03/01/27	329,129
551	AT&T, Inc.	4.50	03/09/48	514,151
350	AT&T, Inc.	4.90	08/14/37	353,056
500	AT&T, Inc.	5.15	02/14/50	507,056
220	Baidu, Inc. (China)	2.875	07/06/22	213,548
200	Baidu, Inc. (China)	3.25	08/06/18	200,349
150	Booking Holdings, Inc.	0.90	09/15/21	187,590
325	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	311,723
275	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	281,441
275	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	302,871
725	Comcast Corp.	3.15	02/15/28	691,414
286	Comcast Corp.	4.049	11/01/52	269,170
61	Comcast Corp.	6.40	05/15/38	77,748
225	CSC Holdings LLC (a)	5.50	04/15/27	216,000
175	Ctrip.com International Ltd. (China)	1.25	09/15/22	182,226
150	Deutsche Telekom International Finance BV (Germany) (a)	3.60	01/19/27	147,527
350	Discovery Communications LLC	3.95	03/20/28	336,417
275	Finisar Corp.	0.50	12/15/36	247,750
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	869,355
175	Telefonica Emisiones SAU (Spain)	4.103	03/08/27	175,145
330	Telefonica Europe BV (Spain)	8.25	09/15/30	447,776
200	Telenor East Holding II AS, Series VIP (Norway)	0.25	09/20/19	194,658
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	361,634
525	Time Warner, Inc.	3.80	02/15/27	508,529
350	Verizon Communications, Inc.	4.125	03/16/27	355,180
375	Verizon Communications, Inc.	4.272	01/15/36	360,073
540	Verizon Communications, Inc.	4.672	03/15/55	515,833
125	Viacom, Inc.	5.85	09/01/43	135,218
250	Viavi Solutions, Inc.	0.625	08/15/33	256,660
200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	189,993
225	Zillow Group, Inc.	2.00	12/01/21	273,067
				11,517,787

	Consumer Discretionary (1.0%)
722	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	719,168
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738		03/20/25	201,250
					920,418
	Consumer, Cyclical (7.3%)
275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55		07/26/27	264,580
329	American Airlines Pass-Through Trust	4.00		01/15/27	330,841
535	British Airways Pass-Through Trust (United Kingdom) (a)	4.625		12/20/25	556,859
450	CVS Health Corp.	4.30		03/25/28	452,810
525	CVS Health Corp.	4.78		03/25/38	533,788
325	Darden Restaurants, Inc.	3.85		05/01/27	322,114
475	Delta Air Lines, Inc.	3.625		03/15/22	474,849
325	Dollar General Corp.	3.25		04/15/23	322,306
175	Ford Motor Co.	4.75		01/15/43	160,144
300	Ford Motor Credit Co., LLC	3.096		05/04/23	288,676
300	General Motors Co.	6.60		04/01/36	344,750
175	Home Depot, Inc. (The)	5.875		12/16/36	225,305
225	Jaguar Land Rover Automotive PLC (United Kingdom) (a)	4.50		10/01/27	212,906
150	Kohl’s Corp.	5.55		07/17/45	145,924
375	Macy’s Retail Holdings, Inc.	2.875		02/15/23	353,920
228	United Airlines Pass-Through Trust, Class A	4.30		02/15/27	235,066
375	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	370,016
200	Walgreens Boots Alliance, Inc.	3.45		06/01/26	189,312
325	Walmart, Inc.	3.625		12/15/47	318,840
250	Wolverine World Wide, Inc. (a)	5.00		09/01/26	244,375
300	Wyndham Worldwide Corp.	4.15		04/01/24	299,617
					6,646,998
	Consumer, Non-Cyclical (10.3%)
175	Abbott Laboratories	4.90		11/30/46	192,640
175	AbbVie, Inc.	4.70		05/14/45	181,155
51	Allergan Funding SCS	4.75		03/15/45	50,221
272	Amgen, Inc.	4.663		06/15/51	281,970
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	649,614
175	Anheuser-Busch InBev Worldwide, Inc. (Belgium) (b)	3.50		01/12/24	176,364
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125		08/15/25	288,375
50	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	64,965
175	Becton Dickinson and Co.	4.685		12/15/44	176,827
175	Biogen, Inc.	5.20		09/15/45	191,813
175	Celgene Corp.	4.55		02/20/48	172,249
250	Cencosud SA (Chile) (a)	6.625		02/12/45	271,962
175	Cigna Corp.	3.875		10/15/47	156,970
312	EMD Finance LLC (Germany) (a)	3.25		03/19/25	303,817
100	Express Scripts Holding Co.	4.50		02/25/26	101,979
150	Express Scripts Holding Co.	4.80		07/15/46	152,855
225	Gilead Sciences, Inc.	4.80		04/01/44	243,439
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	277,113
250	Humana, Inc.	3.95		03/15/27	248,944
166	Illumina, Inc.	0.00	(c)	06/15/19	184,482
300	Kraft Heinz Foods Co.	4.375		06/01/46	276,167
175	Kroger Co. (The)	4.45		02/01/47	166,108
375	Medtronic, Inc.	4.625		03/15/45	411,435
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	356,545
350	Pfizer, Inc.	3.00		12/15/26	339,344
200	Philip Morris International, Inc.	4.50		03/20/42	207,545
400	Reckitt Benckiser Treasury Services PLC (United Kingdom) (a)	2.375		06/24/22	384,245

75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.80	07/21/23	63,622
325	Teva Pharmaceutical Finance Netherlands III BV (Israel) (a)	6.75	03/01/28	321,714
325	Thermo Fisher Scientific, Inc.	2.95	09/19/26	303,954
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375	03/22/27	165,096
300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125	02/02/26	302,319
700	UnitedHealth Group, Inc.	3.75	07/15/25	709,714
930	WM Wrigley Jr. Co. (a)	2.90	10/21/19	930,671
				9,306,233
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	208,500

	Energy (8.0%)
250	Anadarko Petroleum Corp.	6.45	09/15/36	300,601
450	Andeavor	4.75	12/15/23	468,110
400	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	405,220
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	226,344
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	484,473
300	Buckeye Partners LP	4.125	12/01/27	287,695
525	Cimarex Energy Co.	3.90	05/15/27	518,736
375	Concho Resources, Inc.	3.75	10/01/27	367,396
450	ConocoPhillips Co.	4.95	03/15/26	492,013
475	Enable Midstream Partners LP	3.90	05/15/24	464,026
175	Enterprise Products Operating LLC	5.95	02/01/41	208,172
250	Exxon Mobil Corp.	4.114	03/01/46	263,310
250	Halliburton Co.	5.00	11/15/45	273,097
100	Kinder Morgan Energy Partners LP	3.95	09/01/22	100,833
125	Kinder Morgan Energy Partners LP	5.00	08/15/42	121,263
250	Kinder Morgan, Inc.	5.55	06/01/45	263,295
325	MPLX LP	4.00	02/15/25	323,465
25	MPLX LP	4.875	06/01/25	26,142
150	MPLX LP	5.20	03/01/47	157,340
100	Noble Energy, Inc.	5.05	11/15/44	104,913
200	Patterson-UTI Energy, Inc. (a)	3.95	02/01/28	193,040
100	Phillips 66 Partners LP	4.68	02/15/45	97,905
175	Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	173,891
200	Rockies Express Pipeline LLC (a)	6.875	04/15/40	231,676
225	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50	01/15/28	227,250
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	443,908
				7,224,114
	Finance (36.6%)
390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	402,193
600	ABN Amro Bank N.V. (Netherlands) (a)	4.75	07/28/25	615,834
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	147,903
420	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.75	05/15/19	422,744
225	Air Lease Corp.	2.625	07/01/22	217,475
250	Air Lease Corp.	3.375	06/01/21	250,584
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	269,606
300	American International Group, Inc.	4.50	07/16/44	297,242
275	Assurant, Inc.	4.20	09/27/23	276,825
625	Bank of America Corp.	4.244	04/24/38	639,362
205	Bank of America Corp.	7.75	05/14/38	284,659
625	Bank of America Corp., MTN	4.25	10/22/26	630,052
300	BNP Paribas SA (France) (a)	3.80	01/10/24	299,653
400	Boston Properties LP	3.65	02/01/26	391,778
625	BPCE SA (France) (a)	5.15	07/21/24	653,044
450	Brighthouse Financial, Inc. (a)	3.70	06/22/27	418,306
450	Brixmor Operating Partnership LP	4.125	06/15/26	442,096

400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	402,194
275	Capital One Financial Corp.	3.30	10/30/24	265,469
625	Capital One Financial Corp.	3.75	03/09/27	604,779
850	Citigroup, Inc.	4.45	09/29/27	861,054
350	Citigroup, Inc.	8.125	07/15/39	531,622
575	Citizens Bank NA	2.25	10/30/20	560,509
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	233,228
250	Credit Agricole SA (France) (a)	4.125	01/10/27	249,877
250	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	248,737
625	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55	04/17/26	639,635
400	Crown Castle International Corp.	3.80	02/15/28	385,488
150	CubeSmart LP	3.125	09/01/26	139,692
450	Deutsche Bank AG (Germany)	2.70	07/13/20	440,705
225	Deutsche Bank AG (Germany)	3.15	01/22/21	221,793
325	Digital Realty Trust LP	3.70	08/15/27	313,793
425	Discover Bank	7.00	04/15/20	454,375
715	Discover Financial Services	3.85	11/21/22	716,471
300	Discover Financial Services	3.95	11/06/24	297,197
175	Extra Space Storage LP (a)	3.125	10/01/35	195,197
450	Five Corners Funding Trust (a)	4.419	11/15/23	470,595
500	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	489,662
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	476,460
525	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	658,836
300	Goldman Sachs Group, Inc. (The), MTN	4.80	07/08/44	324,122
250	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	258,397
400	Healthcare Trust of America Holdings LP	3.70	04/15/23	399,930
375	High Street Funding Trust I (a)	4.111	02/15/28	378,562
525	HSBC Holdings PLC (United Kingdom)	3.90	05/25/26	524,471
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	249,421
400	ING Bank N.V. (Netherlands) (a)	5.80	09/25/23	432,862
200	ING Groep N.V. (Netherlands)	6.00	04/16/20(d)	205,500
250	iStar, Inc.	5.25	09/15/22	242,500
750	JPMorgan Chase & Co.	3.782	02/01/28	746,332
480	JPMorgan Chase & Co.	4.95	06/01/45	520,571
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	573,314
275	Lincoln National Corp.	7.00	06/15/40	362,842
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	260,077
250	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/28	253,007
450	Macquarie Group Ltd. (Australia) (a)	4.15	03/27/24	452,280
125	Massachusetts Mutual Life Insurance Co. (a)	4.50	04/15/65	121,160
500	MetLife, Inc. (e)	5.70	06/15/35	597,349
250	MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	245,700
300	Nationwide Building Society (United Kingdom) (a)	4.302	03/08/29	299,709
500	New York Life Global Funding (a)	2.90	01/17/24	492,537
275	Northern Trust Corp.	3.375	05/08/32	264,460
875	PNC Bank NA	3.10	10/25/27	835,407
575	Realty Income Corp.	3.25	10/15/22	571,067
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	568,537
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	742,555
325	Santander UK PLC (United Kingdom) (a)	5.00	11/07/23	336,680
125	Spirit Realty Capital, Inc.	3.75	05/15/21	127,016
700	Swedbank AB (Sweden) (a)	2.80	03/14/22	691,063
475	Synchrony Bank	3.00	06/15/22	459,673
125	TD Ameritrade Holding Corp.	3.30	04/01/27	122,081
350	TD Ameritrade Holding Corp.	3.625	04/01/25	353,061
475	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/31	455,949
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	519,286
425	Visa, Inc.	4.30	12/14/45	456,992

325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	325,574
1,800	Wells Fargo & Co.	3.00		10/23/26	1,687,498
250	Wells Fargo & Co., MTN	4.10		06/03/26	248,714
					33,222,980
	Industrials (3.8%)
500	Brambles USA, Inc. (Australia) (a)	4.125		10/23/25	506,420
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	404,940
325	CSX Corp.	2.60		11/01/26	297,196
165	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	174,545
225	General Electric Co., Series D	5.00		01/21/21(d)	223,031
200	Harris Corp.	4.854		04/27/35	214,097
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	538,858
225	Lockheed Martin Corp.	3.55		01/15/26	223,499
425	Nvent Finance Sarl (Luxembourg) (a)	3.95		04/15/23	426,725
300	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.35		10/15/26	274,578
125	Tyco Electronics Group SA (Switzerland)	3.125		08/15/27	120,564
					3,404,453
	Technology (4.8%)
175	Akamai Technologies, Inc.	0.00	(c)	02/15/19	179,808
425	Apple, Inc.	2.45		08/04/26	394,415
400	Apple, Inc.	3.00		06/20/27	386,063
400	Apple, Inc.	3.85		08/04/46	392,398
200	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	243,774
250	Electronics For Imaging, Inc.	0.75		09/01/19	242,975
825	Microsoft Corp.	4.45		11/03/45	915,560
250	Nuance Communications, Inc.	1.00		12/15/35	238,375
200	Oracle Corp.	3.80		11/15/37	198,177
350	Oracle Corp.	4.00		11/15/47	345,888
550	QUALCOMM, Inc.	2.60		01/30/23	527,867
250	Verint Systems, Inc.	1.50		06/01/21	244,628
					4,309,928
	Utilities (9.1%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375		06/22/26	249,555
400	Alabama Power Co.	3.75		03/01/45	388,887
475	Appalachian Power Co.	3.40		06/01/25	470,628
175	Black Hills Corp.	3.15		01/15/27	165,045
250	Boston Gas Co. (a)	4.487		02/15/42	269,421
495	CMS Energy Corp.	5.05		03/15/22	524,895
280	CMS Energy Corp.	6.25		02/01/20	295,298
275	Duke Energy Carolinas LLC	3.75		06/01/45	266,844
275	Duke Energy Corp.	2.65		09/01/26	251,443
550	EDP Finance BV (Portugal) (a)	3.625		07/15/24	542,261
225	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	265,093
210	Enel SpA (Italy) (a)	8.75		09/24/73	249,638
300	Entergy Arkansas, Inc.	3.50		04/01/26	299,561
150	Entergy Louisiana LLC	3.05		06/01/31	140,458
700	Exelon Generation Co., LLC	4.00		10/01/20	711,567
300	Fortis, Inc., Series WI (Canada)	2.10		10/04/21	287,025
250	Mississippi Power Co.	3.95		03/30/28	252,068
450	NextEra Energy Capital Holdings, Inc.	3.55		05/01/27	438,141
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	325,669
250	South Carolina Electric & Gas Co.	4.50		06/01/64	242,447
525	Trans-Allegheny Interstate Line Co. (a)	3.85		06/01/25	529,076
396	TransAlta Corp. (Canada)	4.50		11/15/22	401,746
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	487,342
250	Xcel Energy, Inc.	3.30		06/01/25	245,758
					8,299,866
	Total Corporate Bonds (Cost $88,741,289)				88,810,138

	Asset-Backed Security (0.1%)
95	CVS Pass-Through Trust (a) (Cost $94,829)	8.353	07/10/31	116,791

	Short-Term Investments (1.5%)
	U.S. Treasury Security (1.0%)
889	U.S. Treasury Bill (f)(g) (Cost $883,348)	1.80	08/09/18	883,187

NUMBER OF SHARES (000)
	Investment Company (0.5%)
477	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $476,897)			476,897
	Total Short-Term Investments (Cost $1,360,245)			1,360,084

	Total Investments (Cost $90,196,363) (i)(j)(k)		99.5%	90,287,013
	Other Assets in Excess of Liabilities		0.5	481,582
	Net Assets		100.0%	$90,768,595

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Capital appreciation bond.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(e)

For the three months ended March 29, 2018, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(f)	Rate shown is the yield to maturity at March 29, 2018.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by $311 relating to the Fund’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(k)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,976,999 and the aggregate gross unrealized depreciation is $1,686,800, resulting in net unrealized appreciation of $290,199.

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	79	Jun-18	15,800	$16,796,141	$8,312
U.S. Treasury Ultra Bond	15	Jun-18	1,500	2,407,031	78,180
U.S. Treasury 30 yr. Bond	14	Jun-18	1,400	2,052,750	45,697
Short:
U.S. Treasury 10 yr. Note	13	Jun-18	(1,300)	(1,574,828)	(13,281)
U.S. Treasury 5 yr. Note	25	Jun-18	(2,500)	(2,861,523)	(11,512)
U.S. Treasury 10 yr. Ultra Long Bond	42	Jun-18	(4,200)	(5,454,094)	(79,724)
					$27,672

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 29, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$845	$(7,909)	$16,218	$(24,127)
Morgan Stanley & Co., LLC*
CDX.NA.HY.29	NR	Buy	5.00	Quarterly	12/20/22	1,250	(83,212)	(94,889)	11,677
							$(91,121)	$(78,671)	$(12,450)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/Quarterly	12/21/26	$5,897	$106,477	$—	$106,477
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/Quarterly	11/9/47	1,375	77,850	—	77,850
							$184,327	$—	$184,327

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • March 29, 2018¤ (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.8%)
	Denmark (2.4%)
	Pharmaceuticals
14,618	Novo Nordisk A/S, Series B	$719,270

	France (16.0%)
	Aerospace & Defense
7,097	Airbus SE	821,149

	Banks
10,983	BNP Paribas SA	814,339

	Electrical Equipment
8,725	Schneider Electric SE	767,458

	Health Care Equipment & Supplies
3,810	Essilor International Cie Generale d’Optique SA	514,308

	Hotels, Restaurants & Leisure
11,136	Accor SA	601,560

	Insurance
25,367	AXA SA	675,319

	Media
7,554	Publicis Groupe SA	526,321
	Total France	4,720,454

	Germany (14.9%)
	Auto Components
2,336	Continental AG	645,262

	Automobiles
3,783	Daimler AG (Registered)	321,461

	Chemicals
6,553	Symrise AG	527,649

	Health Care Providers & Services
7,827	Fresenius SE & Co., KGaA	597,849

	Industrial Conglomerates
5,613	Siemens AG (Registered)	715,939

	Pharmaceuticals
6,486	Bayer AG (Registered)	733,392

	Software
8,242	SAP SE	862,493
	Total Germany	4,404,045

	Ireland (2.0%)
	Construction Materials
17,072	CRH PLC	580,436

	Italy (1.3%)
	Capital Markets
18,060	Azimut Holding SpA	388,678

	Netherlands (13.0%)
	Banks
39,253	ING Groep N.V.	662,972

	Diversified Telecommunication Services
143,463	Koninklijke KPN N.V.	430,692

	Food & Staples Retailing
22,644	Koninklijke Ahold Delhaize N.V.	536,919

	Personal Products
13,591	Unilever N.V. CVA	768,278

	Professional Services
29,862	RELX N.V.	619,517

	Semiconductors & Semiconductor Equipment
4,235	ASML Holding N.V.	837,882
	Total Netherlands	3,856,260

	Spain (3.6%)
	Electrical Equipment
24,738	Siemens Gamesa Renewable Energy SA (a)	397,141

	Information Technology Services
9,079	Amadeus IT Group SA, Class A	671,187
	Total Spain	1,068,328

	Sweden (2.1%)
	Machinery
33,250	Volvo AB, Class B	607,052

	Switzerland (19.2%)
	Capital Markets
41,566	UBS Group AG (Registered) (b)	731,902

	Chemicals
66	Sika AG	517,321

	Food Products
16,548	Nestle SA (Registered)	1,310,045

	Insurance
2,288	Zurich Insurance Group AG (b)	750,772

	Pharmaceuticals
12,181	Novartis AG (Registered)	985,468
3,623	Roche Holding AG (Genusschein)	830,971
		1,816,439
	Textiles, Apparel & Luxury Goods
6,091	Cie Financiere Richemont SA (Registered)	547,156
	Total Switzerland	5,673,635

	United Kingdom (24.3%)
	Banks
866,226	Lloyds Banking Group PLC	787,139

	Diversified Telecommunication Services
125,053	BT Group PLC	399,584

	Equity Real Estate Investment Trusts (REITs)
33,249	Great Portland Estates PLC REIT	310,623

	Household Products
7,388	Reckitt Benckiser Group PLC	626,051

	Insurance
34,220	Prudential PLC	855,409

	Media
72,506	ITV PLC	146,864

	Oil, Gas & Consumable Fuels
143,432	BP PLC	965,799
31,678	Royal Dutch Shell PLC, Class A	994,047
		1,959,846
	Tobacco
16,567	British American Tobacco PLC	961,733
15,307	Imperial Brands PLC	521,638
		1,483,371
	Wireless Telecommunication Services
225,358	Vodafone Group PLC	617,074
	Total United Kingdom	7,185,961
	Total Common Stocks (Cost $21,153,215)	29,204,119

NUMBER OF SHARES (000)
	Short-Term Investments (0.5%)
	Securities held as Collateral on Loaned Securities (0.1%)
	Investment Company (0.1%)
13	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)		12,799

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (0.0%)
$1	Barclays Capital, Inc. (1.77%, dated 03/29/18, due 04/02/18; proceeds $1,289; fully collateralized by a U.S. Government agency security; 4.00% due 01/01/48; valued at $1,315)		1,289
1	HSBC Securities USA, Inc. (1.77%, dated 03/29/18, due 04/02/18; proceeds $1,074; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $1,096)		1,074
(d)	Merrill Lynch & Co., Inc. (1.81%, dated 03/29/18, due 04/02/18; proceeds $323; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $329)		323
			2,686
	Total Securities held as Collateral on Loaned Securities (Cost $15,485)		15,485

NUMBER OF SHARES (000)
	Investment Company (0.4%)
130	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $130,136)		130,136
	Total Short-Term Investments (Cost $145,621)		145,621

	Total Investments (Cost $21,298,836) (e)(f)(g)	99.3%	29,349,740
	Other Assets in Excess of Liabilities	0.7	194,936
	Net Assets	100.0%	$29,544,676

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were $356,831 and $370,696, respectively. The Fund received cash collateral of $15,485, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $355,211 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by $137 relating to the Fund’s investment in the Liquidity Funds.

(d)	Principal amount is less than $500.
(e)

The fair value and percentage of net assets, $29,204,119 and 98.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,895,964 and the aggregate gross unrealized depreciation is $845,060, resulting in net unrealized appreciation of $8,050,904.

Summary of Investments • March 29, 2018¤ (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$3,269,101		11.1%
Insurance	2,281,500		7.8
Banks	2,264,450		7.7
Oil, Gas & Consumable Fuels	1,959,846		6.7
Tobacco	1,483,371		5.1
Food Products	1,310,045		4.5
Electrical Equipment	1,164,599		4.0
Capital Markets	1,120,580		3.8
Chemicals	1,044,970		3.6
Software	862,493		2.9
Semiconductors & Semiconductor Equipment	837,882		2.9
Diversified Telecommunication Services	830,276		2.8
Aerospace & Defense	821,149		2.8
Personal Products	768,278		2.6
Industrial Conglomerates	715,939		2.4
Media	673,185		2.3
Information Technology Services	671,187		2.3
Auto Components	645,262		2.2
Household Products	626,051		2.1
Professional Services	619,517		2.1
Wireless Telecommunication Services	617,074		2.1
Machinery	607,052		2.1
Hotels, Restaurants & Leisure	601,560		2.0
Health Care Providers & Services	597,849		2.0
Construction Materials	580,436		2.0
Textiles, Apparel & Luxury Goods	547,156		1.9
Food & Staples Retailing	536,919		1.8
Health Care Equipment & Supplies	514,308		1.8
Automobiles	321,461		1.1
Equity Real Estate Investment Trusts (REITs)	310,623		1.1
Investment Company	130,136		0.4
	$29,334,255	+	100.0%

 ¤          March 29, 2018 represents the last business day of the Fund’s quarterly period.

 +         Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • March 29, 2018¤ (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.6%)
	Biotechnology (1.9%)
22,445	Alnylam Pharmaceuticals, Inc. (a)	$2,673,199
3,333	Bluebird Bio, Inc. (a)	569,110
19,995	Editas Medicine, Inc. (a)	662,834
26,274	Intellia Therapeutics, Inc. (a)	554,119
42,908	Intrexon Corp. (a)(b)	657,780
		5,117,042
	Health Care Equipment & Supplies (1.9%)
69,957	DexCom, Inc. (a)	5,188,011

	Health Care Providers & Services (4.9%)
217,189	HealthEquity, Inc. (a)	13,148,622

	Health Care Technology (10.9%)
96,069	athenahealth, Inc. (a)	13,740,749
215,927	Veeva Systems, Inc., Class A (a)	15,766,990
		29,507,739
	Hotels, Restaurants & Leisure (10.0%)
320,214	Shake Shack, Inc., Class A (a)	13,330,509
235,656	Starbucks Corp.	13,642,126
		26,972,635
	Internet & Direct Marketing Retail (12.0%)
15,709	Amazon.com, Inc. (a)	22,736,264
268,914	Overstock.com, Inc. (a)(b)	9,748,132
		32,484,396
	Internet Software & Services (22.1%)
12,910	Alphabet, Inc., Class C (a)	13,320,409
285,866	Coupa Software, Inc. (a)	13,041,207
12,316	MercadoLibre, Inc.	4,389,299
77,000	Tencent Holdings Ltd. (c)	4,098,804
469,707	Twitter, Inc. (a)	13,626,200
205,622	Zillow Group, Inc., Class C (a)	11,062,464
		59,538,383
	Life Sciences Tools & Services (5.0%)
56,496	Illumina, Inc. (a)	13,356,784

	Pharmaceuticals (0.3%)
6,793	Nektar Therapeutics (a)	721,824

	Road & Rail (5.1%)
102,429	Union Pacific Corp.	13,769,530

	Software (18.5%)
196,307	Activision Blizzard, Inc.	13,242,870
115,251	salesforce.com, Inc. (a)	13,403,691
57,761	ServiceNow, Inc. (a)	9,556,558
237,802	Snap, Inc., Class A (a)	3,773,918
77,456	Workday, Inc., Class A (a)	9,845,432
		49,822,469
	Total Common Stocks (Cost $174,943,406)	249,627,435

	Preferred Stocks (4.4%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e) (f) (acquisition cost - $436,567; acquired 12/22/15)	511,758

	Internet & Direct Marketing Retail (2.3%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	4,305,019

50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	1,779,956
		6,084,975
	Life Sciences Tools & Services (1.8%)
627,809	10X Genomics, Inc., Series B (a)(d)(e) (f) (acquisition cost - $2,052,935; acquired 12/19/14)	4,991,082

	Software (0.1%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	271,895
	Total Preferred Stocks (Cost $8,319,578)	11,859,710

NUMBER OF SHARES (000)
	Short-Term Investments (7.0%)
	Securities held as Collateral on Loaned Securities (4.0%)
	Investment Company (3.3%)
8,797	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	8,796,629

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.7%)
$886	Barclays Capital, Inc. (1.77%, dated 03/29/18, due 04/02/18; proceeds $886,049; fully collateralized by a U.S. Government agency security; 4.00% due 01/01/48; valued at $903,593)	885,875
738	HSBC Securities USA, Inc. (1.77%, dated 03/29/18, due 04/02/18; proceeds $738,375; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $753,319)	738,230
221	Merrill Lynch & Co., Inc. (1.81%, dated 03/29/18, due 04/02/18; proceeds $221,513; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $225,898)	221,469
		1,845,574
	Total Securities held as Collateral on Loaned Securities (Cost $10,642,203)	10,642,203

NUMBER OF SHARES (000)
	Investment Company (3.0%)
8,068	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $8,067,928)		8,067,928
	Total Short-Term Investments (Cost $18,710,131)		18,710,131

	Total Investments Excluding Purchased Options (Cost $201,973,115)	104.0%	280,197,276

	Total Purchased Options Outstanding (Cost $767,416)	0.0%	129,323

	Total Investments (Cost $202,740,531) (h)(i)(j)	104.0%	280,326,599
	Liabilities in Excess of Other Assets	(4.0)	(10,779,539)
	Net Assets	100.0%	$269,547,060

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were $10,274,473 and $10,642,203 respectively. The Fund received cash collateral of $10,642,203, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At March 29, 2018, the Fund held fair valued securities valued at $11,859,710, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(e)	Illiquid security.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to $11,859,710 and represents 4.4% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by $2,355 relating to the Fund’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $4,098,804 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(j)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $85,170,771 and the aggregate gross unrealized depreciation is $7,584,703, resulting in net unrealized appreciation of $77,586,068.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	62,531,078	62,531	$104,927	$271,385	$(166,458)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	61,605,189	61,605	20,576	255,045	(234,469)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	45,468,971	45,469	3,820	240,986	(237,166)
							$129,323	$767,416	$(638,093)

Currency Abbreviations:

CNH	Chinese Yuan Renminbi Offshore.
USD	United States Dollar.

Summary of Investments • March 29, 2018¤ (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Internet Software & Services	$59,538,383		22.1%
Software	50,094,364		18.6
Internet & Direct Marketing Retail	38,569,371		14.3
Health Care Technology	29,507,739		10.9
Hotels, Restaurants & Leisure	26,972,635		10.0
Life Sciences Tools & Services	18,347,866		6.8
Road & Rail	13,769,530		5.1
Health Care Providers & Services	13,148,622		4.9
Investment Company	8,067,928		3.0
Health Care Equipment & Supplies	5,188,011		1.9
Biotechnology	5,117,042		1.9
Pharmaceuticals	721,824		0.3
Electronic Equipment, Instruments & Components	511,758		0.2
Other	129,323		0.0 +
	$269,684,396	++	100.0%

 ¤               March 29, 2018 represents the last business day of the Fund’s quarterly period.

 +            Amount is less than 0.05%.

++      Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • March 29, 2018 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) OTC swaps may be valued by an outside pricing service approved by the Trust’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (7) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the

Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$16,866,725	$—	$16,866,725
Asset-Backed Securities	—	6,121,480	—	6,121,480
Mortgages - Other	—	1,095,234	—	1,095,234
Collateralized Mortgage Obligations - Agency Collateral Series	—	121,728	—	121,728
Commercial Mortgage-Backed Security	—	100,339	—	100,339
Agency Fixed Rate Mortgages	—	74,874	—	74,874
Total Fixed Income Securities	—	24,380,380	—	24,380,380
Short-Term Investments
U.S. Treasury Security	—	50,667	—	50,667
Investment Company	277,948	—	—	277,948
Total Short-Term Investments	277,948	50,667	—	328,615
Futures Contracts	24,898	—	—	24,898
Total Assets	302,846	24,431,047	—	24,733,893
Liabilities:
Futures Contract	(2,031)	—	—	(2,031)
Total	$300,815	$24,431,047	$—	$24,731,862

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$88,810,138	$—	$88,810,138
Asset-Backed Security	—	116,791	—	116,791
Total Fixed Income Securities	—	88,926,929	—	88,926,929
Short-Term Investments
U.S. Treasury Security	—	883,187	—	883,187
Investment Company	476,897	—	—	476,897
Total Short-Term Investments	476,897	883,187	—	1,360,084
Futures Contracts	132,189	—	—	132,189
Credit Default Swap Agreement	—	11,677	—	11,677
Interest Rate Swap Agreements	—	184,327	—	184,327
Total Assets	609,086	90,006,120	—	90,615,206
Liabilities:
Futures Contracts	(104,517)	—	—	(104,517)
Credit Default Swap Agreement	—	(24,127)	—	(24,127)
Total Liabilities	(104,517)	(24,127)	—	(128,644)
Total	$504,569	$89,981,993	$—	$90,486,562

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$821,149	$—	$821,149
Auto Components	—	645,262	—	645,262
Automobiles	—	321,461	—	321,461
Banks	—	2,264,450	—	2,264,450
Capital Markets	—	1,120,580	—	1,120,580
Chemicals	—	1,044,970	—	1,044,970
Construction Materials	—	580,436	—	580,436
Diversified Telecommunication Services	—	830,276	—	830,276
Electrical Equipment	—	1,164,599	—	1,164,599
Equity Real Estate Investment Trusts (REITs)	—	310,623	—	310,623
Food & Staples Retailing	—	536,919	—	536,919
Food Products	—	1,310,045	—	1,310,045
Health Care Equipment & Supplies	—	514,308	—	514,308
Health Care Providers & Services	—	597,849	—	597,849
Hotels, Restaurants & Leisure	—	601,560	—	601,560
Household Products	—	626,051	—	626,051
Industrial Conglomerates	—	715,939	—	715,939
Information Technology Services	—	671,187	—	671,187
Insurance	—	2,281,500	—	2,281,500
Machinery	—	607,052	—	607,052
Media	—	673,185	—	673,185
Oil, Gas & Consumable Fuels	—	1,959,846	—	1,959,846
Personal Products	—	768,278	—	768,278
Pharmaceuticals	—	3,269,101	—	3,269,101
Professional Services	—	619,517	—	619,517
Semiconductors & Semiconductor Equipment	—	837,882	—	837,882
Software	—	862,493	—	862,493
Textiles, Apparel & Luxury Goods	—	547,156	—	547,156
Tobacco	—	1,483,371	—	1,483,371
Wireless Telecommunication Services	—	617,074	—	617,074
Total Common Stocks	—	29,204,119	—	29,204,119
Short-Term Investments
Investment Company	142,935	—	—	142,935
Repurchase Agreements	—	2,686	—	2,686
Total Short-Term Investments	142,935	2,686	—	145,621
Total Assets	$142,935	$29,206,805	$—	$29,349,740

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Biotechnology	$5,117,042	$—	$—	$5,117,042
Health Care Equipment & Supplies	5,188,011	—	—	5,188,011
Health Care Providers & Services	13,148,622	—	—	13,148,622
Health Care Technology	29,507,739	—	—	29,507,739
Hotels, Restaurants & Leisure	26,972,635	—	—	26,972,635
Internet & Direct Marketing Retail	32,484,396	—	—	32,484,396
Internet Software & Services	55,439,579	4,098,804	—	59,538,383
Life Sciences Tools & Services	13,356,784	—	—	13,356,784
Pharmaceuticals	721,824	—	—	721,824
Road & Rail	13,769,530	—	—	13,769,530
Software	49,822,469	—	—	49,822,469
Total Common Stocks	245,528,631	4,098,804	—	249,627,435
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	511,758	511,758
Internet & Direct Marketing Retail	—	—	6,084,975	6,084,975
Life Sciences Tools & Services	—	—	4,991,082	4,991,082
Software	—	—	271,895	271,895
Total Preferred Stocks	—	—	11,859,710	11,859,710
Call Options Purchased	—	129,323	—	129,323
Short-Term Investments
Investment Company	16,864,557	—	—	16,864,557
Repurchase Agreements	—	1,845,574	—	1,845,574
Total Short-Term Investments	16,864,557	1,845,574	—	18,710,131
Total Assets	$262,393,188	$6,073,701	$11,859,710	$280,326,599

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Trust did not have any investments transfer between investment levels. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$10,306,047
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	1,553,663
Realized gains	—
Ending Balance	$11,859,710

Net change in unrealized appreciation from investments still held as of March 29, 2018	$1,553,663

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Multi Cap Growth	Fair Value at March 29, 2018	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$511,758	Market Transaction Method	Precedent Transaction	$27.00		$27.00		$27.00		Increase

Internet & Direct Marketing Retail
Preferred Stocks	$4,305,019	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7	x	10.9	x	10.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$1,779,956	Market Transaction Method	Precedent Transaction	$32.97		$48.77		$35.10		Increase

Life Sciences Tools & Services
Preferred Stock	$4,991,082	Market Transaction Method	Pending Transaction	$10.32		$10.32		$10.32		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	22.5%		24.5%		23.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.7	x	10.0	x	3.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stock	$271,895	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.2	x	8.4	x	5.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018